Summary of Significant Accounting Policies (Details)		12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Nov. 23, 2023 USD ($)	Nov. 23, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Shareholders’ deficit		$ (28,762,160)		$ (15,600,028)
Net loss		(28,918,811)		(12,514,306)	$ (31,993,512)
Net cash used in operating activities		(9,933,746)		(5,041,487)	(5,514,643)
Working capital deficit		7,869,999
Advance received from investor		3,098,635						$ 3,098,635	¥ 22,000,000
Conversion of debt		7,003,834
Cash equivalents
Cash and Cash Equivalents, at Carrying Value		1,497,372		625,184			¥ 54,806			¥ 53,158
Impairment losses of inventory						$ 29,351
Recognized right-of-use assets	$ 1,745,485	$ 865,390		1,745,485
Operating lease liabilities current and non current	$ 1,650,746
Statute of limitation period for tax due		3 years	3 years
Extension of statute of limitation period		5 years	5 years
Underpayment of taxes		$ 15,502	¥ 100,000
Statute of limitation period for transfer of pricing issue		10 years	10 years
Tax percentage for revenue from selling		13.00%	13.00%
Tax percentage for revenue from surcharge		6.00%	6.00%
Reconciling items percentage		5.00%	5.00%
Cash and Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and Cash Equivalents, at Carrying Value		$ 7,719		7,707
Parent [Member]
Summary of Significant Accounting Policies [Line Items]
Shareholders’ deficit		$ (28,762,160)
Convertible Debt [Member]
Summary of Significant Accounting Policies [Line Items]
Per share price (in Dollars per share) | $ / shares		$ 1.11
License [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred revenue		$ 544,785		724,932
Recognized revenue		159,877		98,139
Self Operated Games [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred revenue		26,020		30,532
Recognized revenue		30,532		$ 59,226
Class A ordinary shares [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion of debt		6,309,760
Investor [Member]
Summary of Significant Accounting Policies [Line Items]
Advance received from investor		$ 1,126,776